787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 31, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

BlackRock Floating Rate Income Portfolio, BlackRock GNMA Portfolio, BlackRock U.S. Government Bond Portfolio and BlackRock Strategic Income Opportunities Portfolio, each a series of BlackRock Funds V

(File No. 333-224371 and File No. 811-23339)

Ladies and Gentlemen:

On behalf of BlackRock Funds V and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses dated August 10, 2018, for BlackRock Floating Rate Income Portfolio, BlackRock GNMA Portfolio, BlackRock U.S. Government Bond Portfolio and BlackRock Strategic Income Opportunities Portfolio (collectively, the “Funds”) filed under Rule 497(c) with the Securities and Exchange Commission on August 14, 2018 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP